Income Taxes (Details) - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Deferred tax assets:
Total	$ 3,950,013	$ 3,607,320
Temporary Difference
Deferred tax assets:
Net operating loss US	10,611,921	9,609,340
Net operating loss Canada	266,498	202,188
Total	10,878,419	9,811,528
Valuation allowance	(10,878,419)	(9,811,528)
Total deferred tax asset	0	0
Net deferred tax asset	0	0
Tax Effect
Deferred tax assets:
Net operating loss US	3,932,778	3,561,221
Net operating loss Canada	71,421	46,099
Total	4,004,199	3,607,320
Valuation allowance	(4,004,199)	(3,607,320)
Total deferred tax asset	0	0
Net deferred tax asset	$ 0	$ 0